PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2021 USD ($)
Property, equipment and software, net
Total property, equipment and software	¥ 361,403	¥ 260,753
Total accumulated depreciation and amortization	(273,845)	(231,447)
Net book value	87,558	29,306			$ 4,473
Depreciation and amortization expenses	21,300	46,400	¥ 88,900	¥ 88,800
Leasehold improvement
Property, equipment and software, net
Total property, equipment and software	159,780	167,073
Total accumulated depreciation and amortization	(145,134)	(159,103)
Computer equipment
Property, equipment and software, net
Total property, equipment and software	149,134	61,758
Total accumulated depreciation and amortization	(109,323)	(56,961)
Software
Property, equipment and software, net
Total property, equipment and software	26,032	26,018
Total accumulated depreciation and amortization	(9,077)	(11,561)
Furniture
Property, equipment and software, net
Total property, equipment and software	19,143	3,650
Total accumulated depreciation and amortization	(8,823)	(2,738)
Vehicle and motor
Property, equipment and software, net
Total property, equipment and software	3,761	2,254
Total accumulated depreciation and amortization	(1,488)	¥ (1,084)
Construction in progress
Property, equipment and software, net
Total property, equipment and software	¥ 3,553